Derivatives and Hedging Activities (Fair Value of Derivative Instruments in Consolidated Balance Sheets) (Detail) - Foreign Exchange Contract - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative assets designated as Hedging Instrument	¥ 255	¥ 19
Derivative assets not designated as Hedging Instrument	289	567
Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities designated as hedging instruments	367	1,913
Derivatives liabilities not designated as hedging instruments	¥ 2,892	¥ 7,479